Warrant Liabilities	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Warrant Liabilities [Abstract]
WARRANT LIABILITIES
9.	WARRANT LIABILITIES

On October 14, 2022, the Group issued 12,040,542 Class A-1 Warrants with an exercise price of US$2.9899 per warrant, 4,013,516 Class A-2 Warrants with an exercise price of US$5.9798 per warrant and 4,013,516 Class A-3 Warrants with an exercise price of US$8.9697 per warrant to shareholders of the Company which entitles the holders to subscribe to a total of 20,067,574 Class A Ordinary Shares of the Company. The exercise prices of these warrants are subject to adjustments upon the occurrence of various adjustment events. The exercise period of these warrants is five years from their date of issuance. Upon the Capital Reorganization, these Class A-1, A-2 and A-3 Warrants were replaced on a one to one basis by new Class A-1, A-2 and A-3 Warrants with the same exercise prices, while each of these new Class A-1, A-2 and A-3 Warrants entitles the holders to subscribe for 0.307212 Class A Ordinary Share of the Company only. The Company’s new Class A-1, A-2 and A-3 Warrants were classified as equity according to their terms. None of these warrants were exercised during the periods presented.

On October 14, 2022 and December 21, 2022, the Group issued an aggregate of 8,349,958 Class C Warrants with an exercise price of US$0.0001 to shareholders, key management personnels and third parties of the Company which entitles the holders to subscribe for 8,349,958 Class C Ordinary Shares of the Company. The exercise price of the warrants are subject to adjustments upon the occurrence of various adjustment events. The exercise period of these warrants is five years from the date of issuance. All Class C Warrants have been exercised upon the Capital Reorganization and none were exercised prior to the Capital Reorganization.

Movement of the balances for Class A and Class C Warrants during during the six months ended June 30, 2023 are as follows:

	Class A	Class C
	Warrants	Warrants	Total
	(Unaudited)	(Unaudited)	(Unaudited)
	US$	US$	US$

At January 1, 2023	807,139	11,642,006	12,449,145
Changes in fair value	11,015,636	37,834,481	48,850,117

At June 30, 2023	11,822,775	49,476,487	61,299,262

The Company issued 26,282,971 warrants upon the Capital Reorganization to replace the outstanding warrants of Bridgetown one to one, with no change in exercise price and major terms. These warrants included 19,833,035 public warrants and 6,449,936 sponsor warrants. Each warrant entitles the holder to purchase one Class A ordinary share of the Company at an exercise price of US$11.50 per whole share. The warrants are exercisable and will expire five years after October 12, 2023, or earlier upon redemption or liquidation. The public warrants are listed on NASDAQ under the trading symbol “MNYWW” and are measured at fair value.

Movement of the balance of warrant liabilities during the six months ended June 30, 2024 are as follows:

	Public	Sponsor
	warrants	warrants	Total
	(Unaudited)	(Unaudited)	(Unaudited)
	US$	US$	US$

At January 1, 2024	1,388,313	451,495	1,839,808
Changes in fair value	178,497	58,050	236,547

At June 30, 2024	1,566,810	509,545	2,076,355

As at June 30, 2024, public warrants and sponsor warrants with a total carrying amount of approximately US$641,212 (December 31, 2023: US$568,162) were held by shareholders with significant influence of the Company.

22.	WARRANT LIABILITIES

On October 14, 2022, the Group issued 12,040,542 Class A-1 Warrants with an exercise price of US$2.9899 per warrant, 4,013,516 Class A-2 Warrants with an exercise price of US$5.9798 per warrant and 4,013,516 Class A-3 Warrants with an exercise price of US$8.9697 per warrant to shareholders of the Company which entitles the holders to subscribe to a total of 20,067,574 Class A Ordinary Shares of the Company. The exercise prices of these warrants are subject to adjustments upon the occurrence of various adjustment events. The exercise period of these warrants is five years from their date of issuance. Upon the Capital Reorganization, these Class A-1, A-2 and A-3 Warrants were replaced on a one to one basis by new Class A-1, A-2 and A-3 Warrants with the same exercise prices, while each of these new Class A-1, A-2 and A-3 Warrants entitles the holders to subscribe for 0.307212 Class A Ordinary Share of the Company only. The Company’s new Class A-1, A-2 and A-3 Warrants were classified as equity according to their terms. None of these warrants were exercised during the periods presented.

On October 14, 2022 and December 21, 2022, the Group issued an aggregate of 8,349,958 Class C Warrants with an exercise price of US$0.0001 to shareholders, key management personnels and third parties of the Company which entitles the holders to subscribe for 8,349,958 Class C Ordinary Shares of the Company. The exercise price of the warrants are subject to adjustments upon the occurrence of various adjustment events. The exercise period of these warrants is five years from the date of issuance. All Class C Warrants have been exercised upon the Capital Reorganization and none were exercised prior to the Capital Reorganization.

The Company issued 26,282,971 warrants upon the Capital Reorganization to replace the outstanding warrants of Bridgetown one to one, with no change in exercise price and major terms (see note 27). These warrants included 19,833,035 Public Warrants and 6,449,936 Sponsor Warrants (as defined in note 27). Each warrant entitles the holder to purchase one Class A ordinary share of the Company at an exercise price of US$11.50 per whole share. The warrants are exercisable and will expire five years after October 12, 2023, or earlier upon redemption or liquidation. The public warrants are listed on NASDAQ under the trading symbol “MNYWW” and are measured at fair value.

Movements of the balance of warrant liabilities during the years ended December 31, 2023 and 2022 are as follow:

	Class A	Class C	Public	Sponsor
	Warrants	Warrants	Warrants	Warrants	Total
	US$	US$	US$	US$	US$
At January 1, 2022	-	-	-	-	-
Issued during the year	845,593	11,642,006	-	-	12,487,599
Change in fair value	(38,454)	-	-	-	(38,454)

At December 31, 2022 and January 1, 2023	807,139	11,642,006	-	-	12,449,145

Issuance of warrants upon the Capital Reorganization	-	-	3,768,277	1,225,488	4,993,765
Change in fair value	11,242,507	39,707,978	(2,379,964)	(773,993)	47,796,528
Exercised during the year	-	(51,349,984)	-	-	(51,349,984)
Reclassified to equity upon Capital Reorganization	(12,049,646)	-	-	-	(12,049,646)

At December 31, 2023	-	-	1,388,313	451,495	1,839,808

As at December 31, 2023, Public Warrants and Sponsor Warrants with a total carrying amount of approximately US$568,162 were held by shareholders with significant influence of the Company.

As at December 31, 2022, Class A Warrants and Class C Warrants with carrying amounts of approximately US$208,891 and US$8,848,000, respectively, were held by shareholders with significant influence over the Company and key management personnel of the Company.

The Group has used the market approach to determine the underlying equity value of the Company and adopted the binomial option pricing model to determine the fair values of the Class A and Class C Warrants on initial recognition, at the end of the reporting periods and upon the Capital Reorganization. The methodology and inputs to determine the fair values of the Class C Warrants on initial recognition were disclosed in note 21. The following table lists the inputs to the models used to determine the fair value of Class A Warrants for the year ended December 31, 2022 and upon Capital Reorganization:

For the year ended December 31, 2022

2022
Risk-free rate (%)	4.06 - 4.33
Volatility (%)	61 - 62
Dividend yield (%)	-

If volatility had increased/decreased by 1% as of December 31, 2022, with all other variables held constant, the increase/decrease in the fair value of warrants would approximately amount to US$50,345 and US$48,659, respectively.

Upon Capital Reorganization

Risk-free rate (%)	4.76
Volatility (%)	63
Dividend yield (%)	-